ORDINARY SHARES (Details Narrative)										3 Months Ended	7 Months Ended	12 Months Ended
	Oct. 16, 2025 $ / shares shares	Jun. 06, 2025 shares	May 13, 2025 HKD ($) shares	May 06, 2025 HKD ($) shares	May 05, 2025 HKD ($)	Sep. 23, 2024 shares	Jul. 02, 2024 HKD ($)	May 30, 2024 HKD ($) shares	May 29, 2024 shares	Mar. 31, 2026 HKD ($) $ / shares shares	Dec. 31, 2024 HKD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 HKD ($) shares	Dec. 31, 2024 HKD ($) shares	Dec. 31, 2025 $ / shares shares	Apr. 15, 2025 shares	Mar. 28, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 $ / shares shares	Oct. 04, 2024 shares	Apr. 09, 2024 HKD ($)	Jan. 30, 2024 HKD ($)	Jul. 26, 2023 HKD ($)	Feb. 17, 2023 shares
Subsidiary, Sale of Stock [Line Items]
Preferred stock shares authorized																	10,000,000
Class A ordinary shares, authorized	21,052,632		9,000									400,000,000			400,000,000			400,000,000	400,000,000
Ordinary shares, par value | (per share)	$ 0.0001											$ 0.0001					$ 0.0001	$ 0.0001
Class A ordinary shares, issued			1,000									42,105,264			42,105,264			42,105,264	42,105,264
Common stock, shares outstanding												42,105,264			42,105,264			42,105,264	42,105,264
Number of shares issued	20,000			100,000
Total issued share capital | $				$ 110,000,000	$ 100,000,000
Number of shares issued, value | $				100
Consideration			$ 10,000,000	$ 10,000,000								$ 1,289,990	$ 10,000,000
Common stock shares to be issued			20,000
Ordinary shares, issued	42,105,264
Ordinary shares, outstanding	42,105,264
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Class A ordinary shares, authorized																	400,000,000
Ordinary shares, par value | $ / shares																	$ 0.0001
Class A ordinary shares, issued																15,200,000	21,052,632
Number of shares issued		5,852,632
Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Class A ordinary shares, authorized																	90,000,000
Ordinary shares, par value | $ / shares																	$ 0.0001
Class A ordinary shares, issued		5,852,632														4,799,999	1
Cheung Kam Fai [Member]
Subsidiary, Sale of Stock [Line Items]
Contributed additional capital | $																							$ 15,000,000
Reduced capital | $							$ 7,000,000														$ 8,000,000	$ 15,000,000
Total issued share capital | $							$ 100,000,000
Mango Financial Limited [Member] | Cheung Kam Fai [Member]
Subsidiary, Sale of Stock [Line Items]
Ownership percentage																								100.00%
Investment owned shares																								1,000,000
North Water Investment Group Holdings Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Ownership percentage	100.00%																			100.00%
Investment owned shares																				1
Zhang Jia Ling Co Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Ownership percentage												22.80%			22.80%
Zhao Xinjie Co Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Ownership percentage												5.00%			5.00%
Twenty Two Other Minority Shareholders [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Ownership percentage												0.95%			0.95%
Cheung Kam Fai [Member]
Subsidiary, Sale of Stock [Line Items]
Ownership percentage												4.74%			4.74%
Cayson Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock shares authorized										2,000,000		2,000,000			2,000,000			2,000,000	2,000,000
Preferred stock, par value | $ / shares										$ 0.0001					$ 0.0001				$ 0.0001
Preferred stock, shares issued										0		0			0			0	0
Preferred stock, shares outstanding										0		0			0			0	0
Class A ordinary shares, authorized										200,000,000		200,000,000			200,000,000			200,000,000	200,000,000
Ordinary shares, par value | $ / shares										$ 0.0001					$ 0.0001				$ 0.0001
Class A ordinary shares, issued										1,830,000		1,830,000			1,830,000			1,830,000	1,830,000
Common stock, shares outstanding										1,830,000		1,830,000			1,830,000			1,830,000	1,830,000
Odinary shares subject to possible redemption										3,458,092		6,000,000			6,000,000			6,000,000	6,000,000
Transaction expenses piad, capitalised | $										$ 223,891
Number of shares issued, value | $											$ 132,000
Consideration | $											$ 1,450
Cayson Acquisition Corp [Member] | Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering						230,000				230,000		230,000	230,000	230,000
Cayson Acquisition Corp [Member] | Founder Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued									1,725,000	1,500,000		1,500,000	1,500,000	1,500,000
Cayson Acquisition Corp [Member] | EBC Founder Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued								100,000		100,000		100,000	100,000	100,000
Number of shares issued, value | $								$ 1,450